Description of Business and Basis of Presentation Ticket Monster Transaction (Details)	12 Months Ended
Dec. 31, 2016 segment country
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Operating Segments | segment	2
Number of Countries in which Operations were Sold | country	10